FAIR VALUE MEASUREMENT - Schedule of Level 3 Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Ending balance	$ 649,639
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	626,368	$ 0
Transfer from held-to-maturity to available for sale at fair value	10,469	339,040
Additions	617,300	555,704
Cash received	(184,546)	(106,216)
In-kind distributions		(14,232)
Gain on sale of Investments in loans and securities	7,920
Change in fair value	(13,858)	(13,418)
Credit-related impairment loss	$ (414,014)	(134,510)
Ending balance		$ 626,368
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax